FORUM REAL ESTATE INCOME FUND

SECOND AMENDED AND RESTATED BYLAWS

These Second Amended and Restated Bylaws are made and adopted pursuant to Section 4.1(c) of the Amended and Restated Agreement and Declaration of Trust of Forum Real Estate Income Fund (formerly, Forum CRE Income Fund) dated August 1, 2022, as from time to time amended (the “Declaration”). Capitalized terms used herein shall have the meaning or meanings set forth for such words or terms in the Declaration.

ARTICLE I

OFFICES

Section 1.1 Delaware Office. The Board of Trustees shall establish a registered office in the State of Delaware and shall appoint as the Trust’s registered agent for service of process in the State of Delaware an individual resident in the State of Delaware or a Delaware corporation or a corporation authorized to transact business in the State of Delaware; in each case, the business office of such registered agent for service of process shall be identical with the registered Delaware office of the Trust.

Section 1.2 Principal Office. The Board of Trustees shall fix and, from time to time, may change the location of the principal executive office of the Trust at any place within or without the State of Delaware.

Section 1.3 Other Offices. The Board of Trustees may at any time establish branch or subordinate offices at any place or places where the Trust intends to do business.

ARTICLE II

OFFICERS AND THEIR ELECTION

Section 2.1 Officers. The officers of the Trust shall be a President, a Treasurer, a Secretary, a Chief Compliance Officer and such other officers or assistant officers as may be elected or authorized by the Trustees. Any two or more offices may be held by the same person, except the person serving as President may not also serve as Secretary or Treasurer. No officer of the Trust need be a Trustee.

Section 2.2 Election of Officers. At the initial organizational meeting, the Trustees shall elect a Chairman, if any, President, Vice President, Secretary, Treasurer, Assistant Treasurer, Chief Compliance Officer and such other officers as the Trustees shall deem necessary to carry out the business of the Trust. Such officers shall serve at the pleasure of the Trustees or until their successors have been duly elected and qualified. The Trustees may fill any vacancy in office or add any additional officers at any time.

Section 2.3 Resignations and Removals. Any officer of the Trust may resign by filing a written resignation with the President, the Secretary or the Trustees, which resignation shall take effect on being so filed or at such later time as may be therein specified. The Board of Trustees may at any meeting, or by unanimous written consent, remove an officer with or without cause.

Section 2.4 Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of such officer’s duties in such amount and with such sureties as the Trustees may determine.

Section 2.5 Compensation. Each officer of the Trust may receive such compensation from the Trust for services and reimbursement for expenses as the Board of Trustees may determine, and, in the case of the Chief Compliance Officer, as the Board of Trustees, including a majority of those Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), may determine.

ARTICLE III

POWERS AND DUTIES OF OFFICERS

Section 3.1. Chairman. The Chairman shall be the Principal Executive Officer of the Trust. The Chairman is responsible for (a) presiding at Board of Trustees meetings, (b) calling special meetings of the Board of Trustees on an as-needed basis, and (c) ensuring execution and administration of Trust policies. The Chairman shall be responsible for (i) setting the agendas for Board of Trustees meetings and (ii) providing information to Board of Trustees members in advance of each Board of Trustees meeting and between Board of Trustees meetings, as necessary. In the absence or disability of the President, the Chairman shall perform all the duties of the President and, when so acting, shall have all the powers of the President.

Section 3.2 President. Notwithstanding Section 3.1, subject to the direction of the Board of Trustees, the President shall have general charge, supervision and control over the Trust's business affairs and shall be responsible for the management thereof and the execution of policies established by the Board of Trustees. In the absence of the Chairman, the President shall preside at any meeting of the Board of Trustees or of the Trust’s shareholders (the “Shareholders”). Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign any powers of attorney, proxies, agreements or other documents on the Trust’s behalf. The President also shall have the power to employ attorneys, accountants and other advisers and agents for the Trust, except as the Board of Trustees may otherwise direct. The President shall have such other powers and perform such other duties as the Board of Trustees may determine.

Section 3.3 Vice President(s). The Vice President(s) shall have such powers and perform such duties as the Board of Trustees or the President may determine. At the request or in the absence or disability of the President and the Chairman, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents, as determined by the Board of Trustees, present and able to act) shall perform all the duties of the President and, when so acting, shall have all the powers of the President. The Board of Trustees may designate a Vice President as the Chief Financial Officer of the Trust or to serve one or more other functions. If a Vice President is designated as Chief Financial Officer of the Trust, he or she shall have general charge of the finances and books of the Trust and shall report to the Board of Trustees annually regarding the financial condition of the Trust as soon as possible.

Section 3.4 Treasurer and Assistant Treasurer(s). The Treasurer shall be the Principal Financial Officer and Principal Accounting Officer of the Trust unless the Board of Trustees otherwise determines. If designated as Principal Financial Officer, the Treasurer shall have general charge of the finances and books of the Trust, and shall report to the Board of Trustees annually regarding the financial condition of the Trust as soon as possible after the close of the Trust’s fiscal year. The Treasurer shall be responsible for the delivery of all funds and other assets of the Trust to such company as the Trust shall retain as custodian. The Treasurer shall furnish such reports concerning the financial condition of the Trust as the Board of Trustees may request. The Treasurer shall perform all acts incidental to the office of Treasurer, subject to the Board of Trustees’ supervision, and shall perform such additional duties as the Board of Trustees may designate.

Any Assistant Treasurer may perform such duties of the Treasurer as the Board of Trustees or the Treasurer may assign, and, in the absence of the Treasurer, may perform all the duties of the Treasurer.

Section 3.5 Secretary and Assistant Secretary(s). The Secretary shall record all votes and proceedings of the meetings of Board of Trustees and Shareholders in books to be kept for that purpose. The Secretary shall be responsible for giving and serving notices of the Trust. The Secretary shall have custody of any seal of the Trust and shall be responsible for the records of the Trust, including the Share register and such other books and documents as may be required by the Board of Trustees or by applicable law, but may delegate such responsibilities as deemed to be appropriate by the Board of Trustees or Trust officers. The Secretary shall perform all acts incidental to the office of Secretary, subject to the supervision of the Board of Trustees, and shall perform such additional duties as the Board of Trustees may designate.

Any Assistant Secretary may perform such duties of the Secretary as the Board of Trustees or the Secretary may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

Section 3.6 Chief Compliance Officer. The Chief Compliance Officer shall be responsible for administering the Trust's compliance policies and procedures that are reasonably designed to prevent violation of the federal securities laws by the Trust, its investment advisers, principal underwriters, administrators and transfer agents. The election, compensation and removal of the Chief Compliance Officer shall be approved by the Board of Trustees, including a majority of the Trustees that are not “interested persons” as that term is defined by the 1940 Act.

Section 3.7 Other Officers. The Board of Trustees may appoint from time to time such other officers and assistant officers as the Board of Trustees may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Board of Trustees may determine.

ARTICLE IV

SHAREHOLDERS’ MEETINGS

Section 4.1 Chairman. The Chairman, if any, shall act as chairman at all meetings of the Shareholders. In the Chairman’s absence, the President shall act as chairman at a meeting of Shareholders.

Section 4.2 Place of Meeting. All meetings of the Shareholders shall be held at such places as the Trustees may designate. In the absence of any such designation, Shareholders’ meetings shall be held at the principal office of the Trust at the time of such meetings or may be held virtually. Notwithstanding the foregoing, if either the President or Secretary of the Trust, or in the absence or unavailability of the President and the Secretary, any officer of the Trust, determines that the date, time or place designated for a meeting or adjourned meeting of Shareholders is not reasonably practicable or available as a result of (a) fire, flood, elements of nature, or other acts of god, (b) acts of terrorism, (c) outbreak or escalation of hostilities, war, riots or civil disorders or (d) other similar events, such officer may, without further notice to Shareholders designate such other date, time or place for such meeting or adjourned meeting as such officer shall, in his or her sole discretion, determine.

Section 4.3 Fixing Record Dates. For the purpose of determining the Shareholders who are entitled to notice of or to vote or act at any meeting, including any adjournment thereof, or who are entitled to participate in any dividends, or for any other proper purpose, the Trustees may from time to time, without closing the transfer books, fix a record date in the manner provided in Section 10.3 of the Declaration. If the Trustees do not, prior to any meeting of Shareholders, so fix a record date or close the transfer books, then the date of mailing notice of the meeting or the date upon which the dividend resolution is adopted, as the case may be, shall be the record date.

Section 4.4 Inspectors of Election. In advance of any meeting of Shareholders, the Trustees may appoint Inspectors of Election to act at the meeting or any adjournment thereof. If Inspectors of Election are not so appointed, the Chairman or the President may, and on the request of any Shareholder or Shareholder proxy shall, appoint Inspectors of Election of the meeting. The number of Inspectors of Election shall be either one or three. If appointed at the meeting on the request of one or more Shareholders or proxies, a majority of Trust shares (“Shares”) present shall determine whether one or three Inspectors of Election are to be appointed, but failure to allow such determination by the Shareholders shall not affect the validity of the appointment of Inspectors of Election. In case any person appointed as Inspector of Election fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by the Trustees in advance of the convening of the meeting or at the meeting by the person acting as chairman. The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Shareholders. If there are three Inspectors of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all. On request of the Chairman or the President, or of any Shareholder or Shareholder proxy, the Inspectors of Election shall make a report in writing of any challenge, question or matter determined by them and shall execute a certificate of any facts found by them.

Section 4.5 Records at Shareholder Meetings. At each meeting of the Shareholders, there shall be made available for inspection at a convenient time and place during normal business hours, if requested by Shareholders, the minutes of the last previous Meeting of Shareholders of the Trust and a list of the Shareholders of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be. Such list of Shareholders shall contain the name and the address of each Shareholder in alphabetical order and the number of Shares owned by such Shareholder. Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are granted to shareholders of a Delaware business corporation.

ARTICLE V

UNITS OF BENEFICIAL INTEREST

Section 5.1 Share Certificate. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. In the event that the Trustees authorize the issuance of Share certificates, such certificates shall be in the form prescribed from time to time by the Trustees and shall be signed by the Chairman and by the Treasurer or Secretary. Such signatures may be facsimiles if the certificate is signed by a transfer or shareholder services agent or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

Section 5.2 Loss of Certificate. In case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe.

Section 5.3 Discontinuance of Issuance of Certificates. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

ARTICLE VI

INSPECTION OF BOOKS

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees.

ARTICLE VII

MISCELLANEOUS

Section 7.1 Signatures. All contracts and other instruments shall be executed on behalf of the Trust by its properly authorized officers, agent or agents, as provided in the Declaration or Bylaws or as the Trustees may from time to time by resolution provide.

Section 7.2 Seal. The Trust is not required to have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect. The seal, if any, of the Trust may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation. The presence or absence of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

ARTICLE VIII

AMENDMENTS

These Bylaws may be amended from time to time by the Trustees. The Trustees shall in no event adopt Bylaws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

ARTICLE IX

HEADINGS

Headings are placed in these Bylaws for convenience of reference only and, in case of any conflict, the text of these Bylaws rather than the headings shall control.

Adopted: April 26, 2021

Amended: June 9, 2022

Amended: November 12, 2025